Loans and advances and deposits at amortised cost (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deposits [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	£ 481,036	£ 415,787
Deposits [member] | Banks [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	17,343	15,402
Deposits [member] | Customers [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	463,693	400,385
Loans and advances [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	342,632	339,115
Loans and advances [member] | Banks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	8,900	9,624
Loans and advances [member] | Customers [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	309,927	311,739
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	£ 23,805	£ 17,752